Intangible Assets	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
12.	INTANGIBLE ASSETS
The carrying amounts of each class of intangible assets were as follows:

	December 31, 2019	June 30, 2020
Licenses	$—	$—
Computer software	2,845	888

	$2,845	$888

For the six months ended June
 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and June 30, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	2,390	2,390

Balance at June 30, 2019	$—	$38,268	$38,268
Carrying amounts at January 1, 2019	$23,073,400	$7,192	$23,080,592
Carrying amounts at June 30, 2019	$23,073,400	$4,802	$23,078,202

For the six months ended June
 30, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2020 and June 30, 2020	$23,073,400	$43,070	$23,116,470

Accumulated amortization and impairment

Balance at January 1, 2020	$23,073,400	$40,225	$23,113,625
Amortization expenses	—	1,957	1,957

Balance at June 30, 2020	$23,073,400	$42,182	$23,115,582
Carrying amounts at January 1, 2020	$—	$2,845	$2,845
Carrying amounts at June 30, 2020	$—	$888	$888

The intangible assets, namely licenses, include the acquisitions in August 2016 of ASLAN005 from Exploit Technologies Pte Ltd. (“ETPL”) and in January 2018 of exclusive and worldwide rights to develop, manufacture and commercialize varlitinib from Array Biopharma Inc., respectively. The information related to these license agreements is further disclosed in Note 17.
On July 5, 2019, the Company decided not to engage in further development of the licensed intellectual property for ASLAN005 from ETPL. The agreement relating to the research collaboration with ETPL’s P53 Laboratory was terminated with effective September 3, 2019. As a result, the Company carried out a review of the recoverable amount of ASLAN005 and determined that the carrying amount of $73,400 was fully impaired for the year ended December 31, 2019.
On November 11, 2019, the Company announced that the global pivotal clinical trial testing varlitinib in biliary tract cancer did not meet its primary endpoints. As a result, the Company decided to stop investing in the further development of varlitinib at this time and the estimated future cash flows expected to arise from the drug decreased. The Company carried out a review of the recoverable amount of varlitinib and determined that the carrying amount of $23 million was not recoverable. The review led to the recognition of an impairment loss of $23 million for the year ended December 31, 2019.

Though the Company may decide to conduct exploratory research in the future, no resources have been allocated for its development and there is no guarantee that resources will be allocated in the future.
Computer software is amortized on a straight-line basis over the estimated useful life of 3 years.